GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 613,996	$ 66,240
Less - accumulated amortization	79,270	46,038
Intangible assets, net	534,726	20,202
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	432,998	55,922
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	164,548	9,586
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 16,450	$ 732